AVAILABLE-FOR-SALE SECURITIES (Details 3) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Available-for-sale Securities, Total	$ 417,552,903	$ 81,027,998
Adjustable Rate [Member]
Available-for-sale Securities, Total	196,833,485	11,054,394
Fixed Rate [Member]
Available-for-sale Securities, Total	220,719,418	69,973,604
Agency [Member]
Available-for-sale Securities, Total	359,850,417	69,973,604
Agency [Member] | Adjustable Rate [Member]
Available-for-sale Securities, Total	139,130,999	0
Agency [Member] | Fixed Rate [Member]
Available-for-sale Securities, Total	220,719,418	69,973,604
Non Agency [Member]
Available-for-sale Securities, Total	57,702,486	11,054,394
Non Agency [Member] | Adjustable Rate [Member]
Available-for-sale Securities, Total	57,702,486	11,054,394
Non Agency [Member] | Fixed Rate [Member]
Available-for-sale Securities, Total	$ 0	$ 0